PROPERTY, PLANT AND EQUIPMENT (PP&E) - ADDITIONS (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment	$ 116,893,060	$ 123,940,000	$ 152,195,000
Additions other than through business combinations, property, plant and equipment	28,772,000	8,815,000
Impairment loss recognised in profit or loss, property, plant and equipment	0	0
Atento Brasil S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment		5,600,000
Additions other than through business combinations, property, plant and equipment	32,415,000
Atento Mexico Holdco S. de R.L. de [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	5,907,000
Teleatento del Peru. S.A.C [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	2,409,000
Atento Colombia. S.A. [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment	$ 2,335,000
PUERTO RICO [member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		6,600,000
MEXICO [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Additions other than through business combinations, property, plant and equipment		$ 7,400,000